Document and Entity Information	Sep. 27, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 27, 2024
Entity File Number	000-55006
Entity Registrant Name	MacKenzie Realty Capital, Inc.
Entity Central Index Key	0001550913
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	45-4355424
Entity Address, Address Line One	89 Davis Road, Suite 100
Entity Address, City or Town	Orinda
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94563
City Area Code	925
Local Phone Number	631-9100
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false